Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2023
Entity Registrant Name	UBS INVESTMENT TRUST
Entity Central Index Key	0000873803
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 21, 2023
Document Effective Date	Dec. 29, 2023
Prospectus Date	Dec. 29, 2023
UBS U.S. Allocation Fund | Class A
Prospectus:
Trading Symbol	PWTAX
UBS U.S. Allocation Fund | Class P
Prospectus:
Trading Symbol	PWTYX